UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
March 31, 2001

Check here is amendment [ X ];   Amendment Number: 1 of 3/31/2001
This Amendment [ X ]  is a restatement
			[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA	November 6, 2001




Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $86,791 (thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE









Form 13F Information Table
(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Advanced Fiber  Common  00754A105     6,755    472,000    Sole   n/a     none
Art Technology  Common  04289L107     1,200    100,000    Sole   n/a     none
Cellegy Pharm   Common  15115L103       564    110,000    Sole   n/a     none
Crossworld      Common  22769P109     1,719    500,000    Sole   n/a     none
Interwoven      Common  46114T102     2,918    290,000    Sole   n/a     none
Key Energy      Common  492914106     3,210    300,000    Sole   n/a     none
Martek          Common  572901106     1,705    110,000    Sole   n/a     none
Medix Resources Common  585011109       418    550,000    Sole   n/a     none
Nabors Industry Common  629568106     2,955     57,100    Sole   n/a     none
Novavax         Common  670002104     5,624    721,100    Sole   n/a     none
Nuveen          Common  67069P101       301     20,067    Sole   n/a     none
ONI Systems     Common  68273F103     1,365     70,000    Sole   n/a     none
Onyx Software   Common  683402101     1,727    215,000    Sole   n/a     none
Otwo Wireless   Common  689803104       390    195,000    Sole   n/a     none
Precision Drill Common  74022D100     2,140     60,000    Sole   n/a     none
Pemstar         Common  706552106     1,388    152,100    Sole   n/a     none
Purchase Pro    Common  746144104     1,088    150,000    Sole   n/a     none
Patterson Energ Common  703481101     8,570    271,000    Sole   n/a     none
QQQ Nasdaq 100  Common  631101104    25,448    650,000    Sole   n/a     none
Redback         Common  757209101     1,812    138,500    Sole   n/a     none
UTI Energy      Common  703481101     5,445    180,500    Sole   n/a     none
Verisign        Common  92343E102     4,253    120,000    Sole   n/a     none
Websense        Common  947684105     3,624    305,200    Sole   n/a     none
Xilinx          Common  983919101       480     10,872    Sole   n/a     none
Xybernaut       Common  984149104     1,692    615,363    Sole   n/a     none
                                     86,791